Borrowings - Disclosure of Facilities' Terms Schedule (Details)	1 Months Ended
	Nov. 30, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Feb. 28, 2017 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2019 USD ($)
R1 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R						R 1,000,000,000
R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R	R 2,000,000,000					R 2,000,000,000
Term of facility	4 years
US$350 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $				$ 350,000,000			$ 350,000,000
Term of facility				3 years
US$200 million bridge loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $			$ 200,000,000				$ 200,000,000
Term of facility			1 year
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $		$ 24,000,000
Term of facility		4 years
Westpac fleet loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		3.20%
Revolving credit facility | R1 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R					R 1,000,000,000
Term of facility					3 years
Revolving credit facility | R1 billion revolving credit facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					3.15%
Revolving credit facility | R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R	R 1,400,000,000
Revolving credit facility | R2 billion facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.80%
Revolving credit facility | US$350 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $				$ 175,000,000
Revolving credit facility | US$350 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				3.00%
Term loan | R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R	R 600,000,000
Term loan | R2 billion facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.90%
Term loan | US$350 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $				$ 175,000,000
Term loan | US$350 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				3.15%
First 6 months | US$200 million bridge loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			2.50%
Next 3 months | US$200 million bridge loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			3.00%
Last 3 months | US$200 million bridge loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			3.50%